Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Aggregate Amount of Payments for Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2015, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2016	¥690,651
2017	55,796
2018	38,176
2019	29,724
2020	4,775
Thereafter	5,507

Total	¥824,629